Operations - Operational impacts (Details Textuals) $ in Millions		12 Months Ended
	Oct. 01, 2022 BRL (R$)	Dec. 31, 2023 USD ($) BRL (R$)
Disclosure of operating segments [line items]
Borrowings, interest rate basis		CDI rate + 0.5% p.a.
Brazilian real per US dollar [member]
Disclosure of operating segments [line items]
Closing foreign exchange rate (R$ / Per_USD)		4,841.3000
Oxiteno S. A. Industria e Comercio [member] | Discontinued operations [member] | Indorama Ventures PLC
Disclosure of operating segments [line items]
Final payment to be received in disposal group transaction | $		$ 150
Ultragaz Comercial Ltda [member] | Stella GD Intermediação de Geração Distribuída de Energia Ltda [member]
Disclosure of operating segments [line items]
Total minimum acquisition value	R$ 63,000,000
Consideration in cash	R$ 7,560,000